Operating Leases (Tables) (Integrated Medicine and Chiropractic Regeneration Center PSC)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Schedule of Future Minimum Lease Payments

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at June 30, 2018:

Years Ending December 31,	Amount

2018 (six months)	$396,252
2019	795,707
2020	760,101
2021	638,582
2022	641,947
Thereafter	1,651,213
Total	$4,883,802

Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Schedule of Future Minimum Lease Payments

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at March 31, 2018 (unaudited):

Years Ending December 31,	Amount

2018 (9 months)	$182,193
2019	242,924
2020	202,698
2021	70,980
2022	74,923
Thereafter	88,331
Total	$862,049

Rent expense for the operating leases was $191,760 and $149,189 during the years ended December 31, 2017 and 2016, respectively.

Years Ending December 31,	Amount

2018	$242,924
2019	242,924
2020	202,698
2021	70,980
2022	74,923
Thereafter	88,331
Total	$922,780